Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Disclosures

	Year Ended December 31, 2014

	Oyu Tolgoi (a), (b)	Corporate, Other & Eliminations	Consolidated

REVENUE	$1,644,133	$-	$1,644,133

COST OF SALES	(1,272,069)	-	(1,272,069)

EXPENSES
Other operating expenses	(302,588)	61,501	(241,087)
General and administrative	-	(25,323)	(25,323)
Exploration and evaluation	(7,417)	(2,263)	(9,680)
Depreciation	(8,348)	(563)	(8,911)
Accretion of asset retirement obligations	(6,949)	-	(6,949)
Gain on sale of other mineral property rights	-	15,065	15,065
Write-down of carrying value of materials and supplies inventory	(16,536)	-	(16,536)
Write-down of carrying value of property, plant and equipment	(8,170)	-	(8,170)

TOTAL EXPENSES	(1,622,077)	48,417	(1,573,660)

OPERATING INCOME	22,056	48,417	70,473

OTHER INCOME (EXPENSES)
Interest income	2,260	2,722	4,982
Interest expense	(470,117)	462,388	(7,729)
Foreign exchange gains	6,003	858	6,861
Change in fair value of derivative	-	(32,970)	(32,970)
Other income	-	2,572	2,572

NET (LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(439,798)	483,987	44,189
Provision for income and other taxes	(841)	(50,160)	(51,001)
Share of loss of significantly influenced investees	-	-	-

NET LOSS FROM CONTINUING OPERATIONS	$(440,639)	$433,827	$(6,812)

CAPITAL EXPENDITURES	$203,390	$196	$203,586

TOTAL ASSETS (c)	$7,300,792	$824,984	$8,125,776

	Year Ended December 31, 2013

	Oyu Tolgoi (a), (b)	Corporate, Other & Eliminations	Consolidated

REVENUE	$51,520	$-	$51,520

COST OF SALES	(49,185)	-	(49,185)

EXPENSES
Other operating expenses	(232,571)	19,749	(212,822)
General and administrative	-	(61,288)	(61,288)
Exploration and evaluation	(20,165)	(6,158)	(26,323)
Depreciation	(2,167)	(494)	(2,661)
Accretion of asset retirement obligations	(5,664)	-	(5,664)
Gain on sale of other mineral property rights	-	-	-
Write-down of carrying value of materials and supplies inventory	(14,839)	-	(14,839)
Write-down of carrying value of property, plant and equipment	-	-	-

TOTAL EXPENSES	(324,591)	(48,191)	(372,782)

OPERATING LOSS	(273,071)	(48,191)	(321,262)

OTHER INCOME (EXPENSES)
Interest income	2,736	11,995	14,731
Interest expense	(232,484)	190,392	(42,092)
Foreign exchange losses	(2,342)	(1,610)	(3,952)
Change in fair value of derivative	-	87,722	87,722
Other income	-	232,535	232,535

NET (LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(505,161)	472,843	(32,318)
Provision for income and other taxes	-	(41,346)	(41,346)
Share of loss of significantly influenced investees	-	(3,029)	(3,029)

NET LOSS FROM CONTINUING OPERATIONS	$(505,161)	$428,468	$(76,693)

CAPITAL EXPENDITURES	$1,071,626	$510	$1,072,136

TOTAL ASSETS (c)	$7,883,267	$294,410	$8,177,677

(a)

During the years ended December 31, 2014 and 2013, all of Oyu Tolgoi’s revenue arose from copper concentrate sales to customers in China. Revenue from the three largest customers was $483.8 million (2013 - $24.2 million), $358.0 million (2013 - $18.4 million) and $287.6 million (2013 - $8.9 million). Revenue by geographical destination is based on the ultimate country of destination, if known. If the destination of the copper concentrate sold through traders is not known then revenue is allocated to the location of the copper concentrate at the time when the revenue is recognized.

(b)

With evolution of Oyu Tolgoi into an operating mine from its prior development phase, this segment is shown on a standalone equivalent basis in the segment disclosures for the year ended December 31, 2014. Previous periods’ segment disclosures combined Oyu Tolgoi with amounts and transactions relating to funding of the development phase.

Other exploration is no longer presented as a reporting segment, following divestment of the Company’s Indonesian exploration assets and operations in September 2014. The remaining small exploration projects in Mongolia are included within “Corporate, Other & Eliminations”. Comparative segment disclosures for the year ended December 31, 2013 have been re-presented accordingly in these financial statements.

(c)	All long-lived assets other than financial instruments are located in Mongolia.